CONDEDNSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Income Statement [Abstract]
REVENUES	$ 364		$ 845	$ 19
COST OF REVENUES	318		748	18
GROSS PROFIT	46		97	1
OPERATING EXPENSES:
RESEARCH AND DEVELOPMENT EXPENSES	8,273	$ 3,651	15,895	6,315
GENERAL AND ADMINISTRATIVE EXPENSES	10,207	2,300	16,276	3,175
OPERATING LOSS	18,434	5,951	32,074	9,489
INTEREST AND OTHER (INCOME) EXPENSES, NET	(408)	248	(766)	127
REALIZED LOSS ON SALE OF SHORT-TERM INVESTMENT			100
NET LOSS	$ 18,026	$ 6,199	$ 31,408	$ 9,616
NET LOSS PER ORDINARY SHARE BASIC AND DILUTED	$ 1.14	$ 0.70	$ 2.02	$ 1.81
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF BASIC AND DILUTED LOSS PER ORDINARY SHARE	15,784,393	9,204,405	15,528,826	5,755,714